Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income Tax

Note 11 — Income Tax

The Company’s net deferred tax assets as of December 31, 2025 are as follows:

December 31,
2025
Deferred tax assets:
Stock based compensation	$12,117
Change in fair value of digital assets	29,651,948
Loss on purchase of Bitcoin	12,859,323
Net operating loss carryforwards	926,316
Total deferred tax assets	43,449,705
Valuation allowance	(43,449,705)
Deferred tax assets, net valuation allowance	-

As of December 31, 2025, the Company had federal net operating loss carryforwards of $4,411,028 which may be available to reduce future taxable income, and may be carried forward indefinitely. At December 31, 2025, the Company had no available state operating loss carryforwards no general business tax credit carryforwards available to reduce future tax liabilities.

In accordance with FASB ASC Topic 740, Accounting for Income Taxes, the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards, change in fair value of digital assets and share-based compensation. The Company has determined that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets and, as a result, a full valuation allowance of $43,449,705 has been established at December 31, 2025.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2025
Pre-tax book loss	$(217,339,312)
U.S. federal statutory income tax rate	$(45,641,256)	21.0%
State tax benefit (expense), net of federal benefit	-	0.0%
Stock based compensation	2,191,551	(1.0)%
Change in valuation allowance	(43,449,705)	(20.0)%
Income tax provision	$-	0.0

The Company had no unrecognized tax benefits or related interest and penalties accrued for the period March 7, 2025 (inception) to December 31, 2025. The Company did not make any payments of income taxes to any state for the period from March 7, 2025 (inception) to December 31, 2025.

The Company is subject to U.S. federal income tax and Texas state income tax. The statute of limitations for assessment by the IRS and state tax authorities is open for the tax year 2025; currently, no federal or state income tax returns are under examination by the respective taxing authorities.

In July 2025, the One Big Beautiful Bill Act (Public Law 119-21) was enacted. The Company recognized the income tax effects of the legislation in the period of enactment in accordance with ASC 740. The legislation did not have a material impact on the Company’s consolidated financial statements for the period from March 7, 2025 (inception) to December 31, 2025. The Company will continue to evaluate the impact of the legislation on future periods.